SCHEDULE OF INVENTORY (Details) - USD ($)	Jun. 30, 2025		Dec. 31, 2024		Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 1,677,440		$ 1,293,051			$ 1,447,850
Work-in-process	11,228	[1]	20,660	[2]		17,552	[2]
Semi-finished goods	271,140	[3]	632,670	[4]		2,391,380	[4]
Finished goods	258,530		609,516			899,839
Inventory, subtotal	2,218,338		2,555,897			4,756,621
Less: inventory impairment provision	(874,897)		(1,127,700)		$ (703,712)	(1,942,922)		$ (1,810,384)	$ (1,617,467)
Inventory, net	$ 1,343,441		$ 1,428,197			$ 2,813,699

[1]	Work-in-process primarily consists of battery cells under production or battery pack under assembly process, which will be transferred into Semi-finished goods or finished goods respectively when completed.
[2]	Work-in-process primarily consists of battery cells under production or battery pack under assembly process, which will be transferred into Semi-finished goods or finished goods respectively when completed.
[3]	Semi-finished goods are mainly battery cells which can be used to produce battery packs or sold directly.
[4]	Semi-finished goods are mainly battery cells which can be used to produce battery packs or sold directly.